REVENUE AND OTHER OPERATING INCOME (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the six months ended June 30, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	610,186	483,021	1,093,207
Time charter revenues	26,330	9,340	35,670
Administrative income	—	5,546	5,546
Total revenues	636,516	497,907	1,134,423

The lease and non-lease components of our revenues in the six months ended June 30, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	591,703	379,346	971,049
Time charter revenues	24,374	6,534	30,908
Administrative income	—	8,138	8,138
Total revenues	616,077	394,018	1,010,095

Schedule of Other Operating Income
Other operating income in the six months ended June 30, 2024 and June 30, 2023 was as follows:

(in thousands of $)	2024	2023
Gain on sale of vessels	94,229	21,959
Gain on settlement of claim	—	397
Gain on pool arrangements	—	1,283
Other gains	—	41
Total other operating income	94,229	23,680